As filed with the Securities and Exchange Commission

on May 29, 2026

Securities Act File No. 033-69724

Investment Company Act File No. 811-08056

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 72

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 73

PRAXIS FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony H. Zacharski, Esq.

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

(Name and Address of Agent for Service)

COPIES TO:

Jennifer L. Gorham

Foreside Financial Group, LLC

190 Middle Street, Suite 310

Portland, ME 04101

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On (June 23, 2026) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRAXIS FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement including:

Part A: The Prospectus for the Praxis Impact International ETF is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on March 6, 2026, via EDGAR Accession Number 0001398344-26-004716 (“PEA No. 68”).

Part B: The Statement of Additional Information for Praxis Impact International ETF is incorporated herein by reference to PEA No. 68.

Part C: Incorporated herein by reference to PEA No. 68.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 23, 2026, the effective date of the registration statement for the Praxis Impact International ETF filed in PEA No. 68, which was previously delayed pursuant to Post-Effective Amendment No. 71 of the Registrant’s Registration Statement on Form N-1A filed on May 21, 2026. Parts A, B and C of PEA No. 68, as indicated under “Contents of Registration Statement” above, are incorporated herein by reference. No other funds of the Registrant are affected by this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act, or on or before allowing such registration statement to become effective, will meet all such requirements, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen, and State of Indiana, on the 29th day of May, 2026.

PRAXIS FUNDS

/s/ Chad M. Horning
Chad M. Horning, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 72 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Chad M. Horning	President	May 29, 2026
Chad M. Horning (Principal Executive Officer)

/s/ Trent M. Statczar	Treasurer	May 29, 2026
Trent M. Statczar (Principal Financial Officer & Principal Accounting Officer)

/s/ Kenneth D. Hochstetler	Trustee	May 29, 2026
Kenneth D. Hochstetler

* Laura A. Berry	Trustee	May 29, 2026

* Francis Coleman	Trustee	May 29, 2026

* Andy Dula	Trustee	May 29, 2026

* Jeffrey K. Landis	Chairperson and Trustee	May 29, 2026

* Aimee Minnich	Trustee	May 29, 2026

* Lori Scott	Trustee	May 29, 2026

/s/ Anthony Zacharski		May 29, 2026
Anthony Zacharski *Attorney-in-fact

* Pursuant to Power of Attorney